RETIREMENT-RELATED BENEFITS - Net Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Net funded status recognized in the Consolidated Balance Sheet
Noncurrent assets - pension assets	$ 58	$ 1
Current liabilities - accrued compensation and benefits	(381)	(350)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(856)	(550)
Defined Benefit Pension Plans
Net funded status recognized in the Consolidated Balance Sheet
Noncurrent assets - pension assets	58
Current liabilities - accrued compensation and benefits	(28)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(836)	(548)
Funded Status, net	(807)	(548)
Nonpension Postretirement Plans
Net funded status recognized in the Consolidated Balance Sheet
Noncurrent assets - pension assets		1
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(18)	$ (1)
Funded Status, net	$ (19)